Contract liabilities - Schedule of significant changes in contract assets and contract liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Increase (Decrease) in Contract Liabilities [Roll Forward]
As at 1 April	£ 2,514	£ 2,246
Exchange adjustments	(28)	(28)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(97)	(129)
Increases due to cash received, excluding amounts recognised as revenue during the period	420	425
At 31 March	£ 2,809	£ 2,514